UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22027

                                FUNDVANTAGE TRUST
               (Exact name of registrant as specified in charter)

                              301 Bellevue Parkway
                              WILMINGTON, DE 19809
               (Address of principal executive offices) (Zip code)

                                  Joel L. Weiss
                   PNC Global Investment Servicing (U.S.) Inc.
                              103 Bellevue Parkway
                              WILMINGTON, DE 19809
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 302-791-1851

                        Date of fiscal year end: APRIL 30

                     Date of reporting period: JULY 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


                         CORVERUS STRATEGIC EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 2009
                                  (UNAUDITED)

                                                            Number
                                                          of Shares      Value
                                                          ---------   ----------
COMMON STOCKS -- 97.4%
CONSUMER DISCRETIONARY -- 8.1%
DIRECTV Group, Inc. (The)*                                    1,490   $   38,591
Macy's, Inc.                                                  2,480       34,497
McDonald's Corp.                                                907       49,939
TJX Cos., Inc. (The)                                          1,013       36,701
                                                                      ----------
                                                                         159,728
                                                                      ----------
CONSUMER STAPLES -- 11.2%
Coca-Cola Co. (The)                                           1,116       55,622
Colgate-Palmolive Co.                                           500       36,220
McCormick & Co., Inc.                                           960       30,931
Procter & Gamble Co.                                            785       43,575
Wal-Mart Stores, Inc.                                         1,070       53,372
                                                                      ----------
                                                                         219,720
                                                                      ----------
ENERGY -- 12.1%
Apache Corp.                                                    710       59,605
Chevron Corp.                                                   920       63,912
Exxon Mobil Corp.                                             1,028       72,361
National-Oilwell Varco, Inc.*                                 1,168       41,978
                                                                      ----------
                                                                         237,856
                                                                      ----------
FINANCIALS -- 13.4%
ACE Ltd.                                                        811       39,788
Bank of America Corp.                                         3,305       48,881
JPMorgan Chase & Co.                                          1,193       46,110
MetLife, Inc.                                                 1,662       56,425
Morgan Stanley                                                1,314       37,449
Wells Fargo & Co.                                             1,440       35,222
                                                                      ----------
                                                                         263,875
                                                                      ----------
HEALTH CARE -- 13.8%
Baxter International, Inc.                                      660       37,204
Bristol-Myers Squibb Co.                                      2,788       60,611
Gilead Sciences, Inc.*                                          851       41,639
Johnson & Johnson                                             1,104       67,223
Medco Health Solutions, Inc.*                                 1,236       65,335
                                                                      ----------
                                                                         272,012
                                                                      ----------
INDUSTRIALS -- 8.0%
Boeing Co. (The)                                                840       36,044
Deere & Co.                                                     650       28,431
General Electric Co.                                          3,697       49,540
Norfolk Southern Corp.                                        1,031       44,591
                                                                      ----------
                                                                         158,606
                                                                      ----------
INFORMATION TECHNOLOGY -- 19.7%
Cisco Systems, Inc.*                                          2,613       57,512
Google, Inc., Class A*                                          147       65,128
International Business Machines Corp.                           668       78,777
Microsoft Corp.                                               1,130       26,578
NVIDIA Corp.*                                                 5,552       71,787
Oracle Corp.                                                  2,506       55,458
QUALCOMM, Inc.                                                  690       31,885
                                                                      ----------
                                                                         387,125
                                                                      ----------

                                                            Number
                                                              of
                                                            Shares       Value
                                                          ---------   ----------
COMMON STOCKS -- (CONTINUED)
MATERIALS -- 4.3%
Celanese Corp.                                                  810   $   20,817
Crown Holdings, Inc.*                                         1,340       33,634
Freeport-McMoRan Copper & Gold, Inc.                            500       30,150
                                                                      ----------
                                                                          84,601
                                                                      ----------
TELECOMMUNICATION SERVICES -- 3.5%
Sprint Nextel Corp.*                                          5,820       23,280
Verizon Communications, Inc.                                  1,413       45,315
                                                                      ----------
                                                                          68,595
                                                                      ----------
UTILITIES -- 3.3%
FirstEnergy Corp.                                             1,562       64,354
                                                                      ----------
   TOTAL COMMON STOCKS
      (Cost $1,624,918)                                                1,916,472
                                                                      ----------
TOTAL INVESTMENTS -- 97.4%
   (Cost $1,624,918)**                                                 1,916,472
OTHER ASSETS IN EXCESS OF LIABILITIES --
   2.6%                                                                   51,804
                                                                      ----------
NET ASSETS -- 100.0%                                                  $1,968,276
                                                                      ==========

----------
*    Non income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate Cost                  $1,624,918
                                ----------
Gross unrealized appreciation      305,051
Gross unrealized depreciation      (13,497)
                                ----------
Net unrealized appreciation     $  291,554
                                ==========

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

       See accompanying Notes to the Quarterly Portfolio of Investments.

                         CORVERUS STRATEGIC EQUITY FUND

                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                                  JULY 31, 2009

                                   (UNAUDITED)

A. PORTFOLIO VALUATION:

PORTFOLIO VALUATION - The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there was no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securites are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Fund adopted Financial Accounting Standards Board ("FASB") Standard of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs and valuation techniques used to measure fair value and changes in those techniques and related inputs during the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Summary of inputs used to value the Fund's net assets as of July 31, 2009 is as follows:

                                                           LEVEL 2        LEVEL 3
                             TOTAL MARKET     LEVEL 1    SIGNIFICANT    SIGNIFICANT
                               VALUE AT       QUOTED     OBSERVABLE    UNOBSERVABLE
                               07/31/09        PRICE        INPUTS        INPUTS
                             ------------   ----------   -----------   ------------
Investments in Securities*    $1,916,472    $1,916,472       $--            $--

*    Please refer to Portfolio of Investments for industry breakdown.

                                   LATEEF FUND

                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 2009
                                   (UNAUDITED)

                                                           Number
                                                             of
                                                           Shares       Value
                                                         ---------   -----------
COMMON STOCKS -- 93.1%
AEROSPACE & DEFENSE -- 4.4%
Rockwell Collins, Inc.                                      96,896   $ 4,089,011
                                                                     -----------
BROADCASTING -- 8.9%
Scripps Networks Interactive, Inc., Class A                141,636     4,572,010
Walt Disney Co. (The)                                      149,984     3,767,598
                                                                     -----------
                                                                       8,339,608
                                                                     -----------
BUSINESS SERVICES -- 4.7%
Automatic Data Processing, Inc.                            118,967     4,431,521
                                                                     -----------
CAPITAL GOODS -- 3.5%
Fastenal Co.                                                92,648     3,295,489
                                                                     -----------
CONSUMER SERVICES -- 13.5%
Ecolab, Inc.                                                96,901     4,022,361
MasterCard, Inc., Class A                                   22,616     4,388,182
Visa, Inc., Class A                                         65,134     4,263,672
                                                                     -----------
                                                                      12,674,215
                                                                     -----------
COSMETICS & PERSONAL CARE -- 4.7%
Colgate-Palmolive Co.                                       60,788     4,403,483
                                                                     -----------
DIVERSIFIED FINANCIALS -- 4.8%
Affiliated Managers Group, Inc.*                            68,903     4,548,976
                                                                     -----------
EDUCATION -- 7.2%
ITT Educational Services, Inc.*                             68,968     6,714,035
                                                                     -----------
HEALTHCARE - PRODUCTS -- 4.3%
DENTSPLY International, Inc.                               120,161     4,007,369
                                                                     -----------
INFORMATION TECHNOLOGY -- 9.7%
EMC Corp.*                                                 335,389     5,050,958
QUALCOMM, Inc.                                              88,717     4,099,613
                                                                     -----------
                                                                       9,150,571
                                                                     -----------
INSURANCE -- 13.3%
Aflac, Inc.                                                185,385     7,018,676
Berkshire Hathaway, Inc., Class B*                           1,724     5,483,182
                                                                     -----------
                                                                      12,501,858
                                                                     -----------
OIL & GAS -- 5.3%
Petro-Canada                                                57,254     2,368,598
Suncor Energy, Inc.                                         81,445     2,645,334
                                                                     -----------
                                                                       5,013,932
                                                                     -----------
RETAIL -- 3.4%
Costco Wholesale Corp.#                                     65,169     3,225,865
                                                                     -----------
TRANSPORTATION -- 5.4%
Expeditors International of Washington, Inc.               148,882     5,051,566
                                                                     -----------
   TOTAL COMMON STOCKS
      (Cost $91,143,061)                                              87,447,499
                                                                     -----------

                                                                        Value
                                                                     -----------
TOTAL INVESTMENTS -- 93.1%
   (Cost $91,143,061)**                                              $87,447,499
                                                                     -----------
OUTSTANDING OPTIONS WRITTEN -- (0.1)%
CALL OPTIONS -- (0.1)%

                                                         Contracts
                                                         ---------
Cosco Wholesale Corp.
   Expires 09/19/09
   Strike Price $50                                            320       (48,000)
                                                                     -----------
   TOTAL OUTSTANDING OPTIONS WRITTEN
      (Premium $(35,839))                                                (48,000)
                                                                     -----------
OTHER ASSETS IN EXCESS OF LIABILITIES --
   7.0%                                                                6,499,754
                                                                     -----------
NET ASSETS -- 100.0%                                                 $93,899,253
                                                                     ===========

----------
#    Security segregated as collateral for options written.

*    Non income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost                             $ 91,143,061
                                           ------------
Gross unrealized appreciation                 6,587,156
Gross unrealized depreciation               (10,282,718)
                                           ------------
Net unrealized appreciation/depreciation   $ (3,695,562)
                                           ============

The Fund had transactions in written options as of July 31, 2009 as follows:

                              Number of
                              Contracts    Premium
                              ---------   ---------
Outstanding, April 30, 2009      857      $ 235,731
Call Options Written            1070         87,588
Put Options Written              450        134,396
Call Options Expired            (750)       (51,749)
Put Options Exercised           (250)       (72,998)
Call Options Closed             (857)      (235,731)
Put Options Closed              (200)       (61,398)
                                ----      ---------
Outstanding, July 31, 2009       320      $ (35,839)
                                ====      =========

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

       See accompanying Notes to the Quarterly Portfolio of Investments.

                                   LATEEF FUND

                NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                                 JULY 31, 2009

                                   (UNAUDITED)

A. PORTFOLIO VALUATION:

PORTFOLIO VALUATION - The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there was no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securites are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust's Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Fund adopted Financial Accounting Standards Board ("FASB") Standard of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs and valuation techniques used to measure fair value and changes in those techniques and related inputs during the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Summary of inputs used to value the Fund's net assets as of July 31, 2009 is as follows:

                                                 LEVEL 2        LEVEL 3
                  TOTAL MARKET     LEVEL 1     SIGNIFICANT   SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                    07/31/09        PRICE         INPUTS        INPUTS
                  ------------   -----------   -----------   ------------
Common Stocks *   $87,447,499    $87,447,499    $     --          $--
Written Options       (48,000)            --     (48,000)          --
                  -----------    -----------    --------          ---
Total             $87,399,499    $87,447,499    $(48,000)         $--
                  ===========    ===========    ========          ===

----------
*    Please refer to Portfolio of Investments for industry breakdown.

                          WHV INTERNATIONAL EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 2009
                                   (UNAUDITED)

                                                             Number
                                                               of
                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS -- 90.5%
AUSTRALIA -- 4.9%
BHP Billiton Ltd., SP ADR                                     3,365   $  211,860
                                                                      ----------
BERMUDA -- 8.3%
Bunge Ltd.                                                    1,325       92,711
Cooper Industries Ltd., Class A                               2,870       94,567
Nabors Industries Ltd.*                                       6,915      117,693
PartnerRe Ltd.                                                  785       53,843
                                                                      ----------
                                                                         358,814
                                                                      ----------
BRAZIL -- 5.6%
Petroleo Brasileiro SA, ADR                                   1,670       68,871
Vale SA, SP ADR                                               8,715      171,947
                                                                      ----------
                                                                         240,818
                                                                      ----------
CANADA -- 21.5%
Agrium, Inc.                                                  1,930       89,147
Brookfield Asset Management, Inc., Class A                    2,485       52,284
Canadian National Railway Co.                                 2,235      109,023
Canadian Natural Resources Ltd.                               1,415       85,452
Canadian Pacific Railway Ltd.                                 2,585      115,007
Ensign Energy Services, Inc.                                     10          152
Manulife Financial Corp.                                      1,930       46,918
Potash Corp. of Saskatchewan, Inc.                            2,110      196,251
Suncor Energy, Inc.                                           5,965      193,743
Talisman Energy, Inc.                                         2,855       43,938
                                                                      ----------
                                                                         931,915
                                                                      ----------
FRANCE -- 1.0%
AXA SA, SP ADR                                                2,120       44,817
                                                                      ----------
GERMANY -- 2.1%
BASF SE, SP ADR                                                 995       49,750
RWE AG, SP ADR*                                                 485       41,128
                                                                      ----------
                                                                          90,878
                                                                      ----------
IRELAND -- 2.5%
Ingersoll-Rand plc                                            3,830      110,610
                                                                      ----------
LUXEMBURG -- 3.7%
Tenaris SA, ADR                                               5,225      158,422
                                                                      ----------
NETHERLANDS -- 4.1%
Core Laboratories NV                                            940       80,802
Unilever NV, NY Shares                                        3,595       97,784
                                                                      ----------
                                                                         178,586
                                                                      ----------
NETHERLANDS ANTILLES -- 4.3%
Schlumberger Ltd.                                             3,445      184,308
                                                                      ----------
NORWAY -- 0.2%
Yara International ASA, ADR                                     295        9,092
                                                                      ----------
SWITZERLAND -- 22.8%
Nestle SA, SP ADR                                             2,400       98,592
Noble Corp.                                                   7,830      265,124
Novartis AG, ADR                                              1,935       88,275
Transocean Ltd.*                                              3,325      264,969
UBS AG*                                                       3,135       46,210
Weatherford International Ltd.*                              11,845      222,212
                                                                      ----------
                                                                         985,382
                                                                      ----------

                                                             Number
                                                              of
                                                             Shares      Value
                                                             ------   ----------
COMMON STOCKS -- (CONTINUED)
UNITED KINGDOM -- 9.5%
BAE Systems plc, SP ADR                                       2,210   $   45,062
British American Tobacco plc, SP ADR                          1,635      101,681
Cadbury plc, SP ADR                                           2,445       96,651
Diageo plc, SP ADR                                            1,605      100,120
Rio Tinto plc, SP ADR                                           410       68,708
                                                                      ----------
                                                                         412,222
                                                                      ----------
   TOTAL COMMON STOCKS
      (Cost $3,730,629)                                                3,917,724
                                                                      ----------
TOTAL INVESTMENTS -- 90.5%
   (Cost $3,730,629)**                                                 3,917,724
OTHER ASSETS IN EXCESS OF LIABILITIES -- 9.5%                            412,762
                                                                      ----------
NET ASSETS -- 100.0%                                                  $4,330,486
                                                                      ==========

----------
*    Non income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate Cost                  $3,730,629
                                ----------
Gross unrealized appreciation      195,707
Gross unrealized depreciation       (8,612)
                                ----------
Net unrealized appreciation     $  187,095
                                ==========

ADR American Depositary Receipt

SP ADR Sponsored American Depositary Receipt

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

       See accompanying Notes to the Quarterly Portfolio of Investments.

                         WHV INTERNATIONAL EQUITY FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 JULY 31, 2009
                                   (UNAUDITED)

The following table represents a summary by sector of the portfolio holding of the Fund:

                                          % OF NET
                                           ASSETS       VALUE
                                          --------   ----------
COMMON STOCKS:
   Energy Equipment & Services              29.9%    $1,293,682
   Metals & Mining                          10.4        452,515
   Oil,Gas & Consumable Fuels                9.1        392,004
   Food Products                             8.9        385,738
   Chemicals                                 7.9        344,240
   Road & Rail                               5.2        224,030
   Insurance                                 3.4        145,578
   Machinery                                 2.5        110,610
   Tobacco                                   2.4        101,681
   Beverages                                 2.3        100,120
   Electrical Equipment                      2.2         94,567
   Pharmaceuticals                           2.0         88,275
   Real Estate Management & Development      1.2         52,284
   Capital Markets                           1.1         46,210
   Aerospace & Defense                       1.0         45,062
   Multi-Utilities                           1.0         41,128
Other Assets in Excess of Liabilities        9.5        412,762
                                           -----     ----------
NET ASSETS                                 100.0%    $4,330,486
                                           =====     ==========

----------
Portfolio holdings are subject to change at any time.

       See accompanying Notes to the Quarterly Portfolio of Investments.

                          WHV INTERNATIONAL EQUITY FUND

                NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                                  JULY 31, 2009

                                  (UNAUDITED)

A. PORTFOLIO VALUATION:

PORTFOLIO VALUATION - The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. The Fund's equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there was no transactions that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are value based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securites may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees have adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adiver the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Fund adopted Financial Accounting Standards Board ("FASB") Standard of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs and valuation techniques used to measure fair value and changes in those techniques and related inputs during the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                          WHV INTERNATIONAL EQUITY FUND

                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                            JULY 31, 2009 (CONTINUED)

                                   (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Summary of inputs used to value the Fund's net assets as of July 31, 2009 is as follows:

                                                           LEVEL 2        LEVEL 3
                             TOTAL MARKET     LEVEL 1    SIGNIFICANT    SIGNIFICANT
                               VALUE AT       QUOTED     OBSERVABLE    UNOBSERVABLE
                               07/31/09        PRICE        INPUTS        INPUTS
                             ------------   ----------   -----------   ------------
Investments in Securities*    $3,917,724    $3,917,724       $--            $--
                              ----------    ----------       ---            ---

*    Please refer to Portfolio of Investments for country breakdown.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        FUNDVANTAGE TRUST

By (Signature and Title)*   /S/ JOEL L. WEISS
                         -------------------------------------------------------
                            Joel L. Weiss, President and Chief Executive Officer
                            (principal executive officer)

Date                        SEPTEMBER 17, 2009
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/ JOEL L. WEISS
                         -------------------------------------------------------
                            Joel L. Weiss, President and Chief Executive Officer
                            (principal executive officer)

Date                        SEPTEMBER 17, 2009
     ---------------------------------------------------------------------------


By (Signature and Title)*   /S/ JAMES G. SHAW
                         -------------------------------------------------------
                            James G. Shaw, Treasurer and Chief Financial Officer
                            (principal financial officer)

Date                        SEPTEMBER 17, 2009
     ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.